Earnings Per Share - Summary of Antidilutive Securities Excluded from Computation of Earnings Per Share (Detail) - shares	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Unlisted Options [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	847,600	847,600	38,174,063
Convertible Notes [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	12,206,768	23,806,883	90,109,406
Performance rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	16,769,906	7,563,502	11,837,560
Non-Executive Director Rights [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	1,339,621	3,100,000	2,700,291
US Warrants [member]
Earnings per share [line items]
Anti-dilutive securities excluded from computation of earnings per share	2,065,070	2,065,070	36,337,180